ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		24 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Feb. 27, 2024
Business Combination [Line Items]
loss on classification as held for sale after income taxes	$ 37,800		$ 45,300		$ 123,500
Loss on classification as held for sale before income taxes	50,700		60,900		165,800
Derecognized trade receivables under facilitates with recourse provisions	255,000		255,000			$ 255,000
Depreciation and Amortization, Discontinued Operations					100,000
DFV [Domain]
Business Combination [Line Items]
Derecognized trade receivables under facilitates with recourse provisions
Fresh Vegetables [Member]
Business Combination [Line Items]
Deferred Income Taxes and Tax Credits	12,900		15,500		$ 42,300
Fresh Vegetables [Member]
Business Combination [Line Items]
Derecognized trade receivables under facilitates with recourse provisions						$ 62,200
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Business Combination [Line Items]
Loss on classification as held for sale before income taxes	(50,700)	$ 0	$ (60,913)	$ 0
Progressive Produce [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Combination [Line Items]
Sale of division							$ 120,300
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				$ 75,900
Disposal group, carrying value							41,900
Disposal Group, Including Discontinued Operation, Goodwill							$ 36,000
Progressive Produce [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations
Business Combination [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 400